Note 2 - Fair Value Measurements - Summary of Fair Value Measurement Inputs and Valuation Techniques 1 (Details) - Warrant Liability [Member] - Monte Carlo Simulation Model [Member]	Mar. 31, 2024	Dec. 31, 2023
Measurement Input, Expected Term [Member]
Derivative Liability, Measurement Input	2.4	2.7
Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	2.348	1.557
Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	0.045	0.041
Measurement Input, Expected Dividend Rate [Member]
Derivative Liability, Measurement Input	0	0
Measurement Input, Exercise Price [Member]
Derivative Liability, Measurement Input	105	105